REVENUE	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
REVENUE

4.	REVENUE

Breakdown of revenue

	For the year ended March 31,
	2023	2024	2025
	HK$’000	HK$’000	HK$’000

Recognized at a point in time
Security related service and asset management income[1]
- Brokerage income and underwriting and placement commissions – third parties	30	54	257
- Brokerage income and underwriting and placement commissions – related parties (Note 16(b))	505	-	-

Trading of timepieces - third parties	7,386	13,288	32,873

Recognized over time
Security related service and asset management income[1]
- Asset management fee – related parties (Note 16(b))	703	766	4,236
- Advisory and consultancy fee – third parties	29,700	18,740	16,391

Total break down of revenue	38,324	32,848	53,757

[1] Security related service and asset management income comprises brokerage income, asset management fee, underwriting and placement commissions, as well as advisory and consultancy fee.